Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Domestic plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	2.00%
Rate of compensation increase	3.30%	3.30%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.60%
Rate of compensation increase	2.00%	2.00%